LINES OF CREDIT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Line of credit description			The three lines have interest rates of 6.00% (the "National Bank LOC"), 3.6% (the "COSME 2 Facility"), and 3.6% plus the six-month Euribor rate and any contributions currently in force by law on certain lines of credit (the "COSME 1 Facility").
Outstanding debt balance					$ 1,908,195
Interest Expense	$ 342,446	$ 244,135	$ 511,118	$ 378,508	866,476	$ 2,345,410
Line of Credit [Member] | National Bank of Greece Two [Member]
Borrowing	1,071,100		1,071,100		1,106,200	1,069,800
Outstanding debt balance					1,099,255	984,653
Line of Credit [Member] | Alpha Bank of Greece [Member]
Borrowing	1,071,100		1,071,100		1,106,200	1,069,800
Outstanding debt balance					1,130,141	991,429
Line of Credit [Member] | Pancreta Bank of Greece [Member]
Borrowing	1,488,829		1,488,829		1,537,618	1,487,022
Outstanding debt balance					1,122,210	1,232,128
National Bank of Greece One [Member] | Line of Credit [Member]
Borrowing	3,186,523		3,186,523		3,290,945	3,182,655
Outstanding debt balance					2,829,828	2,118,952
EGF [Member] | Line of Credit [Member]
Borrowing	428,440		428,440		459,400	427,920
Outstanding debt balance			414,164		459,400	431,512
Lines of credit [Member]
Interest Expense	$ 185,378	$ 147,683	$ 229,946	$ 167,118	$ 393,628	$ 294,156